SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATE (Details)	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term (years)	5 years 2 months 4 days
Weighted-average discount rate	8.00%